Offerings - Offering: 1	Apr. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, nominal value $1.20 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	49.07
Maximum Aggregate Offering Price	$ 98,140,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,553.13
Offering Note	(a) Pursuant to General Instruction E of Form S-8, the registration fee is calculated with respect to the 2,000,000 additional common shares, nominal value $1.20 per share (the "Common Shares"), of Globant S.A. (the "Registrant") being registered on this Registration Statement on Form S-8 (this "Registration Statement") which may be offered or sold under the Globant S.A. 2024 Equity Incentive Plan, as amended (the "2024 Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares that become issuable under the 2024 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Common Shares. (b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act. For shares registered with respect to future awards to be granted under the 2024 Plan, the proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of the Common Shares reported on the New York Stock Exchange on April 22, 2026.